UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3864

                            OPPENHEIMER BALANCED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
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Software                                                                    6.2%
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Media                                                                       5.9
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Oil & Gas                                                                   4.2
--------------------------------------------------------------------------------
Pharmaceuticals                                                             3.5
--------------------------------------------------------------------------------
Diversified Financial Services                                              3.5
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.4
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Tobacco                                                                     2.3
--------------------------------------------------------------------------------
Insurance                                                                   2.2
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              2.1
--------------------------------------------------------------------------------
Computers & Peripherals                                                     1.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         2.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.3
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.0
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.0
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  1.9
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              1.7
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              1.6
--------------------------------------------------------------------------------
Honeywell International, Inc.                                               1.5
--------------------------------------------------------------------------------
Orbital Sciences Corp.                                                      1.3
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                          8 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

PORTFOLIO ALLOCATION
    Bonds and Notes                      46.5%
    Stocks                               44.8
    Cash Equivalents                      8.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                          9 | OPPENHEIMER BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended September 30, 2005, the Oppenheimer Balanced Fund slightly underperformed its primary benchmark, the S&P 500, however, produced higher returns than the 60% S&P 500/ 40% Citigroup Broad Investment Grade blended benchmark.

      The Fund's performance was particularly robust in its equity portfolio. In the consumer discretionary area, holdings such as media conglomerate Liberty Global, Inc., retailer Sears Holdings and homebuilders Toll Brothers and WCI Communities, Inc. helped boost the Fund's relative performance. Winners in the consumer staples area included beverage producer Constellation Brands Inc., Cl. A and food and tobacco giant Altria Group, Inc., which benefited from easing litigation concerns and a planned corporate restructuring designed to unlock shareholder value.

      In the financials area, investment firm, Lehman Brothers Holdings, Inc., gained value as investors rewarded efforts to diversify its revenue sources; the insurance provider, Genworth Financial, Inc., Cl. A, saw its valuation expand after its spin-off from General Electric; and real estate owner Host Marriott Corp. benefited from an upswing in occupancy rates and room prices. Among health care holdings, the Fund successfully avoided declines posted by large pharmaceutical companies while capturing gains in medical services providers, such as Pacificare Health Systems, which was subject to an acquisition offer.

      The Fund's equity portfolio suffered relatively few disappointments during the reporting period. The Fund's telecommunications services holdings produced slightly lower returns than the benchmark, primarily due to its lack of participation in gains achieved by the regional bell operating companies. Although the Fund had less exposure to the high-flying energy and utilities sectors than the benchmark, strong stock selections offset any resulting weakness.

      The Fund's fixed-income investments produced more modest returns. We generally maintained the bond portfolio's average duration in a range that was shorter than the benchmark, which hindered relative performance early in the reporting period but later benefited returns. Conversely, the Fund's emphasis on corporate bonds at the lower end of the investment-grade range helped early in the reporting period, when investors' appetite for risk grew, but later undermined performance when weakness in the automotive sector eroded investor sentiment. Among mortgage-backed securities, the Fund's focus on seasoned, higher-coupon mortgages that the markets had priced too high a


                         10 | OPPENHEIMER BALANCED FUND
premium for prepayment risk in our view, helped support returns over the reporting period's first half, but detracted modestly during the second half.

      As of the reporting period's end, the Fund assets were apportioned 44.8% to equities, 46.5% to bonds and 8.7% to cash. In our view, the Fund remains well positioned to capture the growth opportunities of stocks while managing risks through diversification across both stocks and bonds.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A, Class B, and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Fund's performance is also compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. Government Treasury and agency issues, investment grade corporate bond issues and fixed-rate mortgage-backed securities. That index is widely regarded as a measure of the performance of the domestic debt securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                         11 | OPPENHEIMER BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Balanced Fund (Class A)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer                        Lehman Brothers
                           Balanced Fund                          Aggregate
                             (Class A)       S&P 500 Index        Bond Index

12/31/1995                     9,425             10,000             10,000
03/31/1996                     9,807             10,537              9,823
06/30/1996                    10,091             11,009              9,879
09/30/1996 1                  10,483             11,349             10,061
12/31/1996                    11,049             12,295             10,363
03/31/1997                    11,126             12,625             10,305
06/30/1997                    12,133             14,827             10,684
09/30/1997                    13,152             15,937             11,039
12/31/1997                    13,012             16,395             11,364
03/31/1998                    13,950             18,680             11,540
06/30/1998                    13,985             19,300             11,810
09/30/1998                    12,532             17,385             12,309
12/31/1998                    13,929             21,084             12,351
03/31/1999                    14,101             22,134             12,289
06/30/1999                    15,155             23,691             12,181
09/30/1999                    14,574             22,215             12,264
12/31/1999                    15,406             25,518             12,249
03/31/2000                    16,283             26,103             12,519
06/30/2000                    16,398             25,409             12,737
09/30/2000                    16,513             25,163             13,121
12/31/2000                    16,418             23,196             13,673
03/31/2001                    16,241             20,447             14,088
06/30/2001                    17,213             21,643             14,168
09/30/2001                    15,313             18,468             14,821
12/31/2001                    16,695             20,441             14,828
03/31/2002                    16,787             20,497             14,842
06/30/2002                    15,549             17,753             15,390
09/30/2002                    14,000             14,687             16,095
12/31/2002                    14,924             15,925             16,348
03/31/2003                    14,757             15,423             16,576
06/30/2003                    16,536             17,796             16,991
09/30/2003                    17,078             18,267             16,966
12/31/2003                    18,493             20,490             17,019
03/31/2004                    18,900             20,837             17,472
06/30/2004                    18,705             21,195             17,045
09/30/2004                    18,849             20,799             17,590
12/31/2004                    20,280             22,718             17,758
03/31/2005                    20,039             22,230             17,673
06/30/2005                    20,559             22,535             18,204
09/30/2005                    21,135             23,347             18,082

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 5.68%    5-Year 3.82%    10-Year 8.01%

1. The Fund changed its fiscal year end from 12/31 to 9/30.


                         12 | OPPENHEIMER BALANCED FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Balanced Fund (Class B)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer                           Lehman Brothers
                         Balanced Fund                             Aggregate
                           (Class B)         S&P 500 Index         Bond Index

12/31/1995                   10,000             10,000              10,000
03/31/1996                   10,365             10,537               9,823
06/30/1996                   10,641             11,009               9,879
09/30/1996 1                 11,037             11,349              10,061
12/31/1996                   11,606             12,295              10,363
03/31/1997                   11,659             12,625              10,305
06/30/1997                   12,683             14,827              10,684
09/30/1997                   13,723             15,937              11,039
12/31/1997                   13,543             16,395              11,364
03/31/1998                   14,501             18,680              11,540
06/30/1998                   14,497             19,300              11,810
09/30/1998                   12,969             17,385              12,309
12/31/1998                   14,382             21,084              12,351
03/31/1999                   14,532             22,134              12,289
06/30/1999                   15,584             23,691              12,181
09/30/1999                   14,960             22,215              12,264
12/31/1999                   15,782             25,518              12,249
03/31/2000                   16,641             26,103              12,519
06/30/2000                   16,726             25,409              12,737
09/30/2000                   16,800             25,163              13,121
12/31/2000                   16,686             23,196              13,673
03/31/2001                   16,464             20,447              14,088
06/30/2001                   17,414             21,643              14,168
09/30/2001                   15,463             18,468              14,821
12/31/2001                   16,831             20,441              14,828
03/31/2002                   16,925             20,497              14,842
06/30/2002                   15,676             17,753              15,390
09/30/2002                   14,114             14,687              16,095
12/31/2002                   15,046             15,925              16,348
03/31/2003                   14,878             15,423              16,576
06/30/2003                   16,671             17,796              16,991
09/30/2003                   17,217             18,267              16,966
12/31/2003                   18,644             20,490              17,019
03/31/2004                   19,054             20,837              17,472
06/30/2004                   18,858             21,195              17,045
09/30/2004                   19,003             20,799              17,590
12/31/2004                   20,446             22,718              17,758
03/31/2005                   20,203             22,230              17,673
06/30/2005                   20,727             22,535              18,204
09/30/2005                   21,308             23,347              18,082

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 6.17%    5-Year 3.80%    10-Year 8.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                         13 | OPPENHEIMER BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Balanced Fund (Class C)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer                          Lehman Brothers
                          Balanced Fund                            Aggregate
                            (Class C)         S&P 500 Index        Bond Index

12/31/1995                    10,000             10,000              10,000
03/31/1996                    10,386             10,537               9,823
06/30/1996                    10,661             11,009               9,879
09/30/1996 1                  11,055             11,349              10,061
12/31/1996                    11,631             12,295              10,363
03/31/1997                    11,683             12,625              10,305
06/30/1997                    12,715             14,827              10,684
09/30/1997                    13,755             15,937              11,039
12/31/1997                    13,583             16,395              11,364
03/31/1998                    14,532             18,680              11,540
06/30/1998                    14,537             19,300              11,810
09/30/1998                    13,008             17,385              12,309
12/31/1998                    14,419             21,084              12,351
03/31/1999                    14,568             22,134              12,289
06/30/1999                    15,631             23,691              12,181
09/30/1999                    14,995             22,215              12,264
12/31/1999                    15,817             25,518              12,249
03/31/2000                    16,687             26,103              12,519
06/30/2000                    16,760             25,409              12,737
09/30/2000                    16,846             25,163              13,121
12/31/2000                    16,720             23,196              13,673
03/31/2001                    16,511             20,447              14,088
06/30/2001                    17,460             21,643              14,168
09/30/2001                    15,498             18,468              14,821
12/31/2001                    16,861             20,441              14,828
03/31/2002                    16,929             20,497              14,842
06/30/2002                    15,652             17,753              15,390
09/30/2002                    14,052             14,687              16,095
12/31/2002                    14,947             15,925              16,348
03/31/2003                    14,754             15,423              16,576
06/30/2003                    16,501             17,796              16,991
09/30/2003                    16,999             18,267              16,966
12/31/2003                    18,379             20,490              17,019
03/31/2004                    18,735             20,837              17,472
06/30/2004                    18,513             21,195              17,045
09/30/2004                    18,605             20,799              17,590
12/31/2004                    19,980             22,718              17,758
03/31/2005                    19,692             22,230              17,673
06/30/2005                    20,154             22,535              18,204
09/30/2005                    20,685             23,347              18,082

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 10.18%   5-Year 4.19%    10-Year 7.75%

1. The Fund changed its fiscal year end from 12/31 to 9/30.


                         14 | OPPENHEIMER BALANCED FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Balanced Fund (Class N)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer                          Lehman Brothers
                           Balanced Fund                            Aggregate
                             (Class N)        S&P 500 Index         Bond Index

03/01/2001                     10,000            10,000              10,000
03/31/2001                      9,640             9,367              10,050
06/30/2001                     10,197             9,915              10,107
09/30/2001                      9,070             8,460              10,573
12/31/2001                      9,876             9,364              10,578
03/31/2002                      9,930             9,390              10,588
06/30/2002                      9,190             8,132              10,979
09/30/2002                      8,266             6,728              11,482
12/31/2002                      8,793             7,295              11,663
03/31/2003                      8,678             7,065              11,825
06/30/2003                      9,719             8,153              12,121
09/30/2003                     10,025             8,368              12,103
12/31/2003                     10,843             9,387              12,141
03/31/2004                     11,065             9,545              12,464
06/30/2004                     10,936             9,710              12,159
09/30/2004                     11,004             9,528              12,548
12/31/2004                     11,829            10,407              12,668
03/31/2005                     11,677            10,184              12,607
06/30/2005                     11,961            10,323              12,986
09/30/2005                     12,286            10,695              12,899

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 10.66%   5-Year N/A      Since Inception (3/1/01) 4.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                         15 | OPPENHEIMER BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since-inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         16 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         17 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING           EXPENSES
                            ACCOUNT          ACCOUNT          PAID DURING
                            VALUE            VALUE            6 MONTHS ENDED
                            (4/1/05)         (9/30/05)        SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00        $1,054.70        $ 5.37
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,019.85          5.28
--------------------------------------------------------------------------------
Class B Actual               1,000.00         1,050.30         10.17
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,015.19         10.00
--------------------------------------------------------------------------------
Class C Actual               1,000.00         1,050.50          9.86
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,015.49          9.70
--------------------------------------------------------------------------------
Class N Actual               1,000.00         1,052.20          7.69
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00         1,017.60          7.56

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.04%
-------------------------------
Class B               1.97
-------------------------------
Class C               1.91
-------------------------------
Class N               1.49

--------------------------------------------------------------------------------


                         18 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                                                              VALUE
                                                                                         SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--51.1%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.4%
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                                  97,400      $    2,763,238
--------------------------------------------------------------------------------------------------------------------
MEDIA--5.9%
Liberty Global, Inc., Series A                                                          569,594          15,424,606
--------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                        569,594          14,667,046
--------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                          2,207,100          17,767,155
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                     188,800           6,232,288
                                                                                                     ---------------
                                                                                                         54,091,095

--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Gap, Inc. (The)                                                                         118,800           2,070,684
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.8%
Constellation Brands, Inc., Cl. A 1                                                     288,600           7,503,600
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., Cl. A                                                                328,900           5,936,645
--------------------------------------------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                                                      282,400          20,815,704
--------------------------------------------------------------------------------------------------------------------
Energy--5.0%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Halliburton Co.                                                                         103,300           7,078,116
--------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
BP plc, ADR                                                                              70,900           5,023,265
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                      23,800           2,288,608
--------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                   168,300           9,696,395
--------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                      448,000           7,145,261
--------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                   200,400           9,805,378
--------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                           37,500           5,093,250
                                                                                                     ---------------
                                                                                                         39,052,157

--------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.4%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
UBS AG                                                                                   97,591           8,292,465
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
Bank of America Corp.                                                                    96,952           4,081,679
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                           85,974           4,091,503
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                       118,900           6,963,973
                                                                                                     ---------------
                                                                                                         15,137,155


                         19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                              VALUE
                                                                                         SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
Alliance Capital Management Holding LP                                                   73,700      $    3,526,545
--------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                              92,900           7,387,408
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                         132,700           6,040,504
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                    144,300           4,896,099
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                           69,400           8,083,712
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           46,900           2,529,786
                                                                                                     ---------------
                                                                                                         32,464,054

--------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
American International Group, Inc.                                                       42,500           2,633,300
--------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd. 2                                                                 101,200           2,421,716
--------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                    49,600           4,855,840
--------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                         325,700          10,500,568
                                                                                                     ---------------
                                                                                                         20,411,424

--------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                                     197,600           3,339,440
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Financial Corp.                                                             137,400           4,531,452
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                              51,100           2,885,106
                                                                                                     ---------------
                                                                                                          7,416,558

--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
MedImmune, Inc. 1                                                                       168,600           5,673,390
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                   150,200           6,949,754
                                                                                                     ---------------
                                                                                                         12,623,144

--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Beckman Coulter, Inc.                                                                    85,200           4,599,096
--------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                                  35,900           2,750,299
                                                                                                     ---------------
                                                                                                          7,349,395

--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Manor Care, Inc.                                                                         67,000           2,573,470
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                280,900           3,154,507
                                                                                                     ---------------
                                                                                                          5,727,977

--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
GlaxoSmithKline plc, ADR                                                                118,500           6,076,680


                         20 | OPPENHEIMER BALANCED FUND

                                                                                                              VALUE
                                                                                         SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Pfizer, Inc.                                                                            291,740      $    7,284,748
--------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                  190,900           7,931,895
--------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp. 3                                                                 245,800           5,174,090
--------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                          168,300           6,161,463
                                                                                                     ---------------
                                                                                                         32,628,876

--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.1%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Empresa Brasileira de Aeronautica SA, ADR                                               142,100           5,485,060
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                           361,700          13,563,750
--------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                957,717          11,971,463
--------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                              2,200              83,644
                                                                                                     ---------------
                                                                                                         31,103,917

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Cendant Corp.                                                                           873,700          18,033,168
--------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                              79,300           1,052,311
                                                                                                     ---------------
                                                                                                         19,085,479

--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
GrafTech International Ltd. 1                                                           230,900           1,253,787
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd.                                                                 167,700           4,670,445
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.7%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Cisco Systems, Inc. 1                                                                   262,700           4,710,211
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
Hewlett-Packard Co.                                                                     204,479           5,970,787
--------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                               100               2,612
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                   147,100          11,800,362
                                                                                                     ---------------
                                                                                                         17,773,761

--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd. 1                                                        485,300           6,236,105
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Net2Phone, Inc. 1                                                                       676,600           1,184,050
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
ATI Technologies, Inc. 1,2                                                              321,100           4,476,134
--------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                                  294,700           6,898,927
                                                                                                     ---------------
                                                                                                         11,375,061


                         21 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                              VALUE
                                                                                         SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.2%
Compuware Corp. 1                                                                       345,329      $    3,280,626
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                         717,600          18,463,848
--------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                          900,300           6,707,235
--------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                        274,900           5,195,610
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                 1,078,000          23,813,020
                                                                                                     ---------------
                                                                                                         57,460,339

--------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Praxair, Inc.                                                                            82,700           3,963,811
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Companhia Vale do Rio Doce, Sponsored ADR                                               162,900           6,338,439
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
IDT Corp., Cl. B 1                                                                      696,200           8,486,678
--------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,4                                                       450,000                  --
                                                                                                     ---------------
                                                                                                          8,486,678

--------------------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                                       534,000           8,773,620
--------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                  344,500           5,319,080
                                                                                                     ---------------
                                                                                                         14,092,700
                                                                                                     ---------------
Total Common Stocks (Cost $338,291,466)                                                                 472,436,510

                                                                                          UNITS
--------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/071 (Cost $0)                                 11,758              11,170

                                                                                      PRINCIPAL
                                                                                         AMOUNT
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.1%
--------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.856%, 4/20/08 5                                           $   550,000             550,400
--------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A,
Cl. A2, 3.66%, 12/26/07                                                               2,180,000           2,175,063
--------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                 1,870,000           1,837,191
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                  890,000             889,040
--------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                    2,090,000           2,088,255


                         22 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                              $   335,381      $      333,576
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                  468,991             466,549
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                               1,146,541           1,142,992
--------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                100,455             100,219
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                 492,516             491,088
--------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                   201,835             202,003
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                1,530,000           1,523,867
--------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                              1,161,920           1,157,308
--------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                1,760,000           1,775,560
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                     270,000             267,509
--------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Collateralized Mtg. Obligations,
Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 5                                           2,415,000           2,416,509
--------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 4                    500,000             523,296
--------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 4.20%, 2/25/33 5                                                  27,360              27,611
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                                             1,264,092           1,259,555
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                   402,983             403,502
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                    445,903             445,503
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                  1,474,075           1,469,116
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                  1,909,240           1,903,520
--------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                1,610,000           1,602,699
--------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                  692,399             691,457
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                1,370,000           1,354,997
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                 1,369,663           1,367,872
--------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                 4,010,000           4,005,690
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                   209,714             209,474
--------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                   876,603             874,183
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                1,420,000           1,413,570
--------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35                                                                        2,047,596           2,056,007


                         23 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.118%, 3/15/16 5                                           $ 2,540,000      $    2,699,577
--------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                  618,910             617,616
--------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                                   874,304             874,952
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                 1,170,000           1,167,205
--------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34                                               500,000             493,223
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                390,000             384,494
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                                630,000             625,044
--------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                   1,130,000           1,123,928
--------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                   2,910,757           2,916,468
--------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B, Cl. A4, 4.39%, 5/15/09                                    1,775,005           1,776,506
--------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                   474,817             474,156
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                   817,160             815,133
--------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                   937,624             935,018
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                 1,610,000           1,604,621
--------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                  495,129             493,837
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                               1,165,689           1,156,278
--------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                   431,952             432,649
--------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                  990,220             985,843
                                                                                                     ---------------
Total Asset-Backed Securities (Cost $56,799,958)                                                         56,601,729

--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.0%
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.8%
--------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.6%
Federal Home Loan Mortgage Corp.:
6%, 9/1/24                                                                            1,096,376           1,122,834
6.50%, 4/1/18-4/1/34                                                                  2,319,317           2,394,121
7%, 5/1/29-11/1/32                                                                    3,297,323           3,446,780
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                  56,589              56,557


                         24 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                  $    93,821      $       93,869
Series 2034, Cl. Z, 6.50%, 2/15/28                                                      530,209             547,241
Series 2053, Cl. Z, 6.50%, 4/15/28                                                      602,219             620,170
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                     764,406             785,563
Series 2075, Cl. D, 6.50%, 8/15/28                                                    1,822,953           1,875,891
Series 2080, Cl. Z, 6.50%, 8/15/28                                                      488,789             501,074
Series 2387, Cl. PD, 6%, 4/15/30                                                        688,648             694,094
Series 2456, Cl. BD, 6%, 3/15/30                                                        342,466             343,769
Series 2498, Cl. PC, 5.50%, 10/15/14                                                     38,038              38,076
Series 2500, Cl. FD, 4.268%, 3/15/32 5                                                  264,248             266,359
Series 2526, Cl. FE, 4.168%, 6/15/29 5                                                  338,949             340,745
Series 2551, Cl. FD, 4.168%, 1/15/33 5                                                  264,568             266,634
Series 2583, Cl. KA, 5.50%, 3/15/22                                                   1,664,936           1,671,320
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 1.348%, 6/1/26 6                                                    475,750              94,645
Series 183, Cl. IO, (0.93)%, 4/1/27 6                                                   747,993             147,557
Series 184, Cl. IO, 4.60%, 12/1/26 6                                                    810,653             150,535
Series 192, Cl. IO, 6.677%, 2/1/28 6                                                    224,225              40,778
Series 200, Cl. IO, 5.407%, 1/1/29 6                                                    267,435              50,620
Series 2130, Cl. SC, 0.191%, 3/15/29 6                                                  595,528              47,700
Series 2796, Cl. SD, 7.381%, 7/15/26 6                                                  896,222              73,418
Series 2920, Cl. S, 10.714%, 1/15/35 6                                                5,362,034             300,967
Series 3000, Cl. SE, 31.046%, 7/15/25 6                                               4,856,862             234,781
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.729%, 6/1/26 7                              192,892             164,833
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/20 8                                                                     10,642,000          10,422,509
5%, 6/1/18-7/1/18                                                                     4,867,627           4,859,689
5%, 10/1/35-11/1/35 8                                                                26,745,000          26,177,548
5.50%, 3/1/33-1/1/34                                                                 11,777,057          11,786,195
5.50%, 10/1/20-11/1/35 8                                                             31,140,000          31,171,755
6%, 4/1/16-11/1/32                                                                   15,868,416          16,311,413
6%, 10/1/20-10/1/35 8                                                                33,737,000          34,469,349
6.50%, 12/1/27-11/1/31                                                                3,514,260           3,632,496
6.50%, 10/1/34-11/1/35 8                                                             27,080,382          27,878,438
7%, 11/1/17                                                                           1,811,086           1,893,845
7.50%, 8/1/29                                                                           707,508             750,199
8.50%, 7/1/32                                                                            53,863              58,585
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Trust 2002-T1, Cl. A2, 7%, 11/25/31                                      1,737,114           1,810,157
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust  1993-87, Cl. Z, 6.50%, 6/25/23                                                 1,416,151           1,461,676
Trust  1998-63, Cl. PG, 6%, 3/25/27                                                     116,456             116,392
Trust  2001-50, Cl. NE, 6%, 8/25/30                                                     356,757             358,883


                         25 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                              $ 1,933,308      $    1,997,364
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                      412,134             416,474
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                      275,519             277,043
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                      111,315             111,815
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 5                                               414,443             417,166
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                   104,733             104,574
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                    2,480,000           2,472,509
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                   630,000             637,724
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                 1,045,000           1,073,703
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                   1,633,000           1,632,297
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 3.181%, 4/25/32 6                                                972,649              67,661
Trust 2002-47, Cl. NS, 1.931%, 4/25/32 6                                              1,009,917              96,438
Trust 2002-51, Cl. S, 2.125%, 8/25/32 6                                                 927,263              91,446
Trust 2002-77, Cl. IS, 3.876%, 12/18/32 6                                             1,657,106             164,330
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 214, Cl. 2, 7.023%, 3/1/23 6                                                    1,457,269             285,723
Trust 222, Cl. 2, 3.82%, 6/1/23 6                                                     1,628,310             321,567
Trust 240, Cl. 2, 6.83%, 9/1/23 6                                                     2,484,414             475,806
Trust 252, Cl. 2, 1.409%, 11/1/23 6                                                   1,216,040             235,781
Trust 254, Cl. 2, 5.103%, 1/1/24 6                                                      620,366             122,711
Trust 273, Cl. 2, 5.892%, 7/1/26 6                                                      349,686              67,342
Trust 319, Cl. 2, 1.406%, 2/1/32 6                                                      502,715             105,023
Trust 321, Cl. 2, (3.70)%, 3/1/32 6                                                   5,159,207           1,088,147
Trust 329, Cl. 2, 4.906%, 1/1/33 6                                                    1,235,207             263,308
Trust 333, Cl. 2, 5.73%, 3/1/33 6                                                     5,730,968           1,238,574
Trust 334, Cl. 17, (5.478)%, 2/1/33 6                                                   845,987             166,819
Trust 346, Cl. 2, 8.63%, 12/1/33 6                                                    3,023,049             645,744
Trust 350, Cl. 2, 6.05%, 2/1/34 6                                                     5,328,022           1,135,655
Trust 2001-65, Cl. S, 18.657%, 11/25/31 6                                             2,236,445             205,816
Trust 2001-81, Cl. S, 4.542%, 1/25/32 6                                                 519,498              48,376
Trust 2002-9, Cl. MS, 3.043%, 3/25/32 6                                                 700,539              68,012
Trust 2002-52, Cl. SD, (0.566)%, 9/25/32 6                                            1,145,295             111,308
Trust 2002-77, Cl. SH, 9.172%, 12/18/32 6                                               672,238              67,234
Trust 2002-96, Cl. SK, 18.902%, 4/25/32 6                                             5,756,563             528,418
Trust 2003-4, Cl. S, 17.135%, 2/25/33 6                                               1,224,278             127,533
Trust 2004-54, Cl. DS, 3.602%, 11/25/30 6                                             1,026,050              70,706
Trust 2005-6, Cl. SE, 11.131%, 2/25/35 6                                              3,687,741             219,620
Trust 2005-19, Cl. SA, 9.55%, 3/25/35 6                                              14,571,059             857,348
Trust 2005-40, Cl. SA, 11.533%, 5/25/35 6                                             3,259,188             192,938
Trust 2005-71, Cl. SA, 22.845%, 8/25/25 6                                             3,112,132             177,220
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 8.244%, 9/25/23 7                                      549,646             470,690
                                                                                                     ---------------
                                                                                                        208,388,023


                         26 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
4.375%, 3/20/26 5                                                                   $    38,264      $       38,772
7%, 4/15/26                                                                             249,097             262,765
7.50%, 5/15/27                                                                        1,238,676           1,317,853
--------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 4.769%, 1/16/27 6                                             1,203,083              93,605
Series 2002-15, Cl. SM, 0.751%, 2/16/32 6                                             1,128,432              84,627
Series 2002-76, Cl. SY, 5.958%, 12/16/26 6                                            2,313,179             191,178
Series 2004-11, Cl. SM, 0.305%, 1/17/30 6                                               878,085              64,497
                                                                                                     ---------------
                                                                                                          2,053,297

--------------------------------------------------------------------------------------------------------------------
NON-AGENCY--5.2%
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                               1,480,000           1,447,596
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                                1,910,000           1,894,253
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                1,580,000           1,554,747
--------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                     1,631,841           1,644,078
--------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                1,288,082           1,312,637
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                 355,086             355,084
Series 2005-E, Cl. 2A2, 4.989%, 6/25/35 5                                               414,048             413,297
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                  750,000             749,866
--------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 4.01%, 10/25/34 5                                              688,769             689,358
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                               2,091,212           2,135,411
--------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.67%, 4/29/39 5,9                                           1,170,000           1,172,925
--------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35          925,715             961,010
--------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                 960,000             949,547
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                 650,000             638,690
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                 940,000             941,870
--------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                 623,553             642,808
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                940,000             920,942
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                  1,330,000           1,304,597


                         27 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                            $   994,884      $      969,455
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                620,000             616,325
--------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 2004-12,
Cl. 3A1, 4.494%, 12/25/34 5                                                             486,273             485,009
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42               380,000             375,494
--------------------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40                    1,120,000           1,122,258
--------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                     2,087,534           2,112,539
--------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                  3,541,867           3,530,498
--------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                                 3,085,015           3,125,507
--------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30 2                               1,130,000           1,180,705
--------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                         1,362,000           1,510,317
--------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                 1,119,764           1,124,803
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.301%, 1/20/28 4,5                   250,000             205,000
--------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                              2,190,000           2,183,995
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                              1,120,000           1,123,976
--------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.684%, 5/25/35 5                 1,607,509           1,608,345
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 5                                            1,704,981           1,701,845
Series 2004-N, Cl. A10, 3.803%, 8/25/34                                                 464,377             464,786
Series 2004-W, Cl. A2, 4.594%, 11/25/34 5                                               198,363             197,903
                                                                                                     ---------------
                                                                                                         43,367,476

--------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42             1,360,000           1,356,682
--------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 8                                             3,135,035           3,184,020
                                                                                                     ---------------
Total Mortgage-Backed Obligations (Cost $260,283,492)                                                   258,349,498


                         28 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.4%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                           $ 1,245,000      $    1,140,481
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                                      2,600,000           2,564,458
3.50%, 11/15/07                                                                       1,020,000           1,001,705
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                       3,495,000           3,472,087
4.125%, 7/12/10 2                                                                     1,406,000           1,384,469
6.625%, 9/15/09 2                                                                       235,000             253,034
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                           2,310,000           2,297,568
4.25%, 7/15/07-8/15/10 2                                                              2,420,000           2,412,457
6%, 5/15/11                                                                           3,900,000           4,177,321
6.625%, 9/15/09                                                                         135,000             145,200
7.25%, 1/15/10 11                                                                     1,500,000           1,658,450
7.25%, 5/15/30 2                                                                      1,215,000           1,608,186
--------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 2                                                                      1,560,000           1,491,221
5.375%, 11/13/08                                                                        375,000             385,443
Series A, 6.79%, 5/23/12                                                             11,936,000          13,415,694
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                                                  1,064,000           1,192,346
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10 2                                                                       792,000             772,201
3.75%, 3/31/07 2                                                                      3,980,000           3,955,750
3.875%, 7/31/07-9/15/10 2                                                             2,914,000           2,876,930
4%, 8/31/07 2                                                                           110,000             109,661
4.125%, 5/15/15 2                                                                       646,000             635,074
4.25%, 8/15/15                                                                        1,270,000           1,262,460
5%, 2/15/11-8/15/11 2                                                                 1,340,000           1,391,615
                                                                                                     ---------------
Total U.S. Government Obligations (Cost $50,112,907)                                                     49,603,811

--------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
--------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $1,786,191)                          1,620,000           1,821,690
--------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.4%
--------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                      500,000             598,658
--------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                           1,675,000           1,694,552
--------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                        1,080,000             985,969
--------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                     840,000             879,900
--------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 9                            365,000             360,657
--------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                            1,010,000           1,199,472
--------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                        940,000             914,099
--------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                          1,210,000           1,420,787
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                   23,000              22,954


                         29 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                $   140,000      $      148,898
--------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 12                                           1,460,000           1,438,480
--------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 9                                      895,000             872,625
--------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                  795,000           1,081,590
--------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                                       238,000             234,533
--------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10 2                            975,000           1,059,667
--------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08 2                                   1,660,000           1,788,653
--------------------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                             610,000             666,154
7.40% Unsec. Nts., 5/15/07                                                            1,230,000           1,279,709
--------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                                                                 265,000             265,249
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                                    680,000             780,516
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                       705,000             797,500
--------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                       440,000             576,799
--------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                   925,000             936,805
--------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12 2                            1,455,000           1,601,623
--------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                              925,000             906,653
--------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                 1,865,000           1,825,251
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (USA), 5.50% Nts., 8/15/13                          1,685,000           1,738,955
--------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                  860,000             895,434
--------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14 2                                               780,000             782,161
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                               880,000             939,616
8% Nts., 6/15/10                                                                        682,000             755,923
--------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                      1,175,000           1,362,226
--------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                 1,105,000           1,254,007
--------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                             1,280,000           1,444,303
--------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                           830,000             840,223
--------------------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                         295,000             304,022
8.10% Unsec. Nts., 8/1/10                                                             1,210,000           1,359,192
8.375% Nts., 3/15/06                                                                    560,000             569,764
--------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                     1,165,000           1,220,526
--------------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                1,875,000           1,822,824
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                               730,000             736,369
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                              755,000             888,303


                         30 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                      $ 1,540,000      $    1,437,986
6.25% Unsec. Nts., 12/8/05                                                              628,000             628,778
7.375% Nts., 10/28/09                                                                   375,000             362,541
--------------------------------------------------------------------------------------------------------------------
France Telecom SA:
7.75% Sr. Unsec. Nts., 3/1/11 5                                                         855,000             971,913
8.50% Sr. Unsec. Nts., 3/1/31 5                                                         275,000             369,671
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                           585,000             571,745
--------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                   1,360,000           1,403,320
9.55% Unsub. Nts., 12/15/08 5                                                           199,000             224,086
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                            1,400,000           1,376,217
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125% Unsec. Unsub. Nts., 2/1/07                    3,645,000           3,624,712
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                        1,685,000           1,750,139
--------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Bonds, 6/1/15 9                                    940,000             930,958
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                               561,000             571,039
--------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10 2                                              1,860,000           1,760,613
--------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                     804,000             911,745
--------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                    1,840,000           1,798,780
--------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                              810,000             862,650
--------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09 2                    1,285,000           1,273,644
--------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., (Holding Co.), 7.40% Nts., 4/1/37 2                            1,610,000           1,748,863
--------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                             1,220,000           1,198,328
--------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14 2                               895,000             865,736
--------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 14               250,000             244,375
--------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                         1,145,000           1,090,582
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                      985,000           1,055,969
--------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                 2,040,000           2,061,587
--------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                                       1,285,000           1,371,036
--------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09 2                                1,450,000           1,443,165
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                       1,165,000           1,223,657
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                    185,000             193,119
--------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                             880,000             896,114
--------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 2                                   930,000             850,966
--------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                         885,000             903,560
--------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                          1,110,000           1,008,623
--------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                     616,000             607,606
7.90% Unsec. Debs., 10/15/07                                                            735,000             773,805
--------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                         1,380,000           1,571,020


                         31 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                     $ 1,825,000      $    1,818,118
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                           915,000             912,822
--------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                      1,525,000           1,593,471
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                      855,000             927,513
--------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                           124,000             133,116
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                      675,000             706,960
6.25% Sr. Unsec. Nts., 11/15/11                                                         195,000             209,199
--------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                     250,000             246,055
7.875% Sr. Unsec. Nts., 11/15/10                                                      1,070,000           1,204,261
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                      1,125,000           1,244,679
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 9                                                                 1,480,000           1,467,050
--------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 9                  2,750,000           2,737,290
--------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 9                 547,925             518,471
--------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 9                     715,000             798,606
--------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9                           1,510,000           1,935,227
--------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 9                             1,530,000           1,983,660
--------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                                   810,000             832,275
--------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                        915,000             926,049
--------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                       750,000             852,734
--------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                         1,195,000           1,287,161
--------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                     900,000           1,000,418
--------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13 2                                                            820,000             829,812
5.625% Unsec. Unsub. Nts., 8/15/14                                                      545,000             559,056
--------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                             1,100,000           1,479,528
--------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                        1,350,000           1,398,938
--------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 4,13                              136,379             135,697
--------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                       965,000             946,618
7.75% Unsec. Sub. Nts., 5/1/10                                                           86,000              96,440
--------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                              1,640,000           2,019,421
--------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25% Nts., 10/1/15                                             235,000             231,361
--------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                               308,000             386,795
--------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                     1,325,000           1,289,001
--------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Sr. Unsec. Nts., Series R, 11/15/34                                  1,165,000           1,087,064
--------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.375% Sr. Unsec. Unsub. Nts., 2/15/06                   1,135,000           1,142,681


                         32 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                    $   241,000       $     236,292
3.50% Sr. Unsec. Nts., 10/15/07                                                       1,255,000           1,218,540
--------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 5.85% Nts., 9/15/35                                       915,000             902,996
--------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07 2                           1,765,000           1,780,424
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.875% Sr. Unsec. Nts., 5/15/09                               1,700,000           1,810,204
--------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 4,13                              302,804             296,748
--------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                     1,785,000           1,821,750
                                                                                                     ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $124,571,538)                                     124,194,750

--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.0%
Undivided interest of 7.71% in joint repurchase agreement (Principal Amount/
Value $951,774,000, with a maturity value of $952,055,566) with UBS Warburg
LLC, 3.55%, dated 9/30/05, to be repurchased at $73,416,713 on 10/3/05, collateralized by Federal National Mortgage Assn., 5%, 10/1/35, with
a value of $972,647,107 (Cost $73,395,000)                                           73,395,000          73,395,000
--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $905,240,552)                                           1,036,414,158

--------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.0%
--------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 15                                       2,000,000           2,000,000
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.7%
Undivided interest of 0.46% in joint repurchase agreement (Principal Amount/
Value $3,300,000,000, with a maturity value of $3,301,064,250) with Nomura
Securities, 3.87%, dated 9/30/05, to be repurchased at $15,313,636 on 10/3/05, collateralized by U.S. Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35,
with a value of $3,366,000,000 15                                                    15,308,699          15,308,699
--------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.1%
Bear Stearns, 4.06%, 10/3/05 15                                                       1,000,000           1,000,000
                                                                                                     ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $18,308,699)                                                                                       18,308,699

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $923,549,251)                                           114.2%      1,054,722,857
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (14.2)       (130,992,894)
                                                                                    --------------------------------

NET ASSETS                                                                                100.0%     $  923,729,963
                                                                                    ================================


                         33 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 10 of Notes to Financial
Statements.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                               CONTRACTS    EXPIRATION     EXERCISE        PREMIUM          VALUE
                         SUBJECT TO CALL          DATE        PRICE       RECEIVED     SEE NOTE 1
-------------------------------------------------------------------------------------------------
Schering-Plough Corp.                786       1/23/06       $22.50        $96,477        $55,020

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $1,160,741, which represents 0.13% of the Fund's net assets. See
Note 9 of Notes to Financial Statements.

5. Represents the current interest rate for a variable or increasing rate security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,821,512 or 1.17% of the Fund's net assets as of September 30, 2005.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $635,523 or 0.07% of the Fund's net assets as of September 30, 2005.

8. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See Note 1 of Notes to Financial Statements.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,777,469 or 1.38% of the Fund's net assets as of September 30, 2005.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,105,633. See Note 6 of Notes to Financial Statements.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Interest or dividend is paid-in-kind.

14. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

15. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         34 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $29,832,219) (cost $923,549,251)
--see accompanying statement of investments                                                  $1,054,722,857
------------------------------------------------------------------------------------------------------------
Cash                                                                                                170,029
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $30,078,948 sold on a when-issued basis
or forward commitment)                                                                           41,022,383
Interest, dividends and principal paydowns                                                        4,157,781
Shares of beneficial interest sold                                                                1,004,348
Futures margins                                                                                     144,584
Other                                                                                                27,349
                                                                                             ---------------
Total assets                                                                                  1,101,249,331

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $96,477)
--see accompanying statement of investments                                                          55,020
------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                       18,308,699
------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                            71,343
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $155,457,045 purchased on a when-issued basis
or forward commitment)                                                                          156,919,863
Shares of beneficial interest redeemed                                                            1,258,969
Distribution and service plan fees                                                                  495,372
Trustees' compensation                                                                              155,682
Transfer and shareholder servicing agent fees                                                       111,556
Shareholder communications                                                                           70,090
Other                                                                                                72,774
                                                                                             ---------------
Total liabilities                                                                               177,519,368

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  923,729,963
                                                                                             ===============

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $  741,307,555
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 5,145,284
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                   45,784,524
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                               131,492,600
                                                                                             ---------------
NET ASSETS                                                                                   $  923,729,963
                                                                                             ===============


                         35 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $725,836,301 and
50,010,844 shares of beneficial interest outstanding)                                                $14.51
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $15.40
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $98,270,880 and 6,907,567 shares
of beneficial interest outstanding)                                                                  $14.23
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $87,820,386 and 6,145,816 shares
of beneficial interest outstanding)                                                                  $14.29
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $11,802,396 and 820,597 shares of
beneficial interest outstanding)                                                                     $14.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 16,658,051
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $175,859)              7,225,027
--------------------------------------------------------------------------------
Portfolio lending fees                                                   52,528
--------------------------------------------------------------------------------
Other income                                                             33,230
                                                                   -------------
Total investment income                                              23,968,836

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       6,085,297
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,399,566
Class B                                                                 924,866
Class C                                                                 778,708
Class N                                                                  51,254
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 833,080
Class B                                                                 208,495
Class C                                                                 135,453
Class N                                                                  26,986
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 121,101
Class B                                                                  42,473
Class C                                                                  22,879
Class N                                                                   2,814
--------------------------------------------------------------------------------
Trustees' compensation                                                   27,672
--------------------------------------------------------------------------------
Custodian fees and expenses                                              23,909
--------------------------------------------------------------------------------
Other                                                                    91,278
                                                                   -------------
Total expenses                                                       10,775,831
Less reduction to custodian expenses                                    (20,670)
                                                                   -------------
Net expenses                                                         10,755,161

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                13,213,675


                         37 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                  $ 55,523,311
Closing of futures contracts                                                    3,868,560
Foreign currency transactions                                                     483,399
Swap contracts                                                                    (34,072)
                                                                             -------------
Net realized gain                                                              59,841,198

------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    25,331,740
Translation of assets and liabilities denominated in foreign currencies           (35,485)
Futures contracts                                                                (838,889)
Option contracts                                                                   41,457
Swap contracts                                                                    (86,475)
                                                                             -------------
Net change in unrealized appreciation                                          24,412,348

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 97,467,221
                                                                             =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                 2005               2004
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                           $  13,213,675      $   6,881,213
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  59,841,198         64,202,686
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              24,412,348            240,460
                                                                                ---------------------------------
Net increase in net assets resulting from operations                               97,467,221         71,324,359

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (7,922,968)        (4,777,266)
Class B                                                                              (487,362)          (111,890)
Class C                                                                              (462,164)          (122,220)
Class N                                                                               (90,860)           (30,405)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (33,213,932)                --
Class B                                                                            (4,435,493)                --
Class C                                                                            (3,587,318)                --
Class N                                                                              (466,585)                --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            36,521,136         20,788,123
Class B                                                                             8,636,193         13,846,692
Class C                                                                            15,819,238         16,261,663
Class N                                                                             2,483,994          4,986,013

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                    110,261,100        122,165,069
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               813,468,863        691,303,794
                                                                                ---------------------------------
End of period (including accumulated net investment income (loss)
of $5,145,284 and $(681,095), respectively)                                     $ 923,729,963      $ 813,468,863
                                                                                =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         39 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                    2005            2004            2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  13.75        $  12.55        $  10.51      $  12.14      $  14.23
                                                   ----------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .24 1           .14             .21           .35           .43
Net realized and unrealized gain (loss)                1.38            1.16            2.08         (1.29)        (1.40)
                                                   ----------------------------------------------------------------------
Total from investment operations                       1.62            1.30            2.29          (.94)         (.97)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.16)           (.10)           (.22)         (.31)         (.38)
Tax return of capital distribution                       --              --            (.03)           --            --
Distributions from net realized gain                   (.70)             --              --          (.38)         (.74)
                                                   ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.86)           (.10)           (.25)         (.69)        (1.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  14.51        $  13.75        $  12.55      $  10.51      $  12.14
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.13%          10.37%          21.98%        (8.58)%       (7.27)%

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $725,836        $651,754        $575,799      $483,311      $562,281
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $694,147        $631,041        $523,477      $570,796      $626,251
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.69%           1.05%           1.78%         2.84%         3.16%
Total expenses                                         1.05%           1.07%           1.11%         1.15%         1.01%
Expenses after payments and waivers and
reduction to custodian expenses                        1.05%           1.06%           1.11%         1.15%         1.01%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  73% 4           61% 4          205%           31%           40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS       SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2005             $2,097,453,846          $2,135,377,175
Year Ended September 30, 2004             $1,069,526,653          $1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         40 | OPPENHEIMER BALANCED FUND

CLASS B   YEAR ENDED SEPTEMBER 30,                    2005           2004            2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 13.53        $ 12.40         $ 10.38        $ 12.01        $ 14.08
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .11 1          .02             .09            .25            .31
Net realized and unrealized gain (loss)               1.36           1.13            2.07          (1.29)         (1.36)
                                                   -----------------------------------------------------------------------
Total from investment operations                      1.47           1.15            2.16          (1.04)         (1.05)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.07)          (.02)           (.11)          (.21)          (.28)
Tax return of capital distribution                      --             --            (.03)            --             --
Distributions from net realized gain                  (.70)            --              --           (.38)          (.74)
--------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.77)          (.02)           (.14)          (.59)         (1.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 14.23        $ 13.53         $ 12.40        $ 10.38        $ 12.01
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   11.17%          9.26%          20.91%         (9.38)%        (7.96)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $98,271        $84,924         $64,944        $54,757        $63,487
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $92,677        $77,082         $57,836        $64,702        $67,959
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.76%          0.11%           0.81%          2.02%          2.37%
Total expenses                                        1.98% 4        2.02% 4,5       2.08% 4        1.97% 4        1.81% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 73% 6          61% 6          205%            31%            40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2005              $2,097,453,846         $2,135,377,175
Year Ended September 30, 2004              $1,069,526,653         $1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         41 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


CLASS C   YEAR ENDED SEPTEMBER 30,                    2005           2004            2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 13.59        $ 12.44         $ 10.42        $ 12.06        $ 14.13
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .11 1          .04             .11            .24            .31
Net realized and unrealized gain (loss)               1.37           1.13            2.06          (1.29)         (1.37)
                                                   -----------------------------------------------------------------------
Total from investment operations                      1.48           1.17            2.17          (1.05)         (1.06)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.08)          (.02)           (.12)          (.21)          (.27)
Tax return of capital distribution                      --             --            (.03)            --             --
Distributions from net realized gain                  (.70)            --              --           (.38)          (.74)
                                                   -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.78)          (.02)           (.15)          (.59)         (1.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 14.29        $ 13.59         $ 12.44        $ 10.42        $ 12.06
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   11.18%          9.45%          20.98%         (9.41)%        (8.00)%

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $87,820        $68,018         $47,212        $33,300        $36,171
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $78,091        $60,095         $38,407        $37,412        $39,030
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.83%          0.19%           0.90%          2.03%          2.37%
Total expenses                                        1.91% 4        1.93% 4,5       1.98% 4        1.96% 4        1.81% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 73% 6          61% 6          205%            31%            40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2005              $2,097,453,846         $2,135,377,175
Year Ended September 30, 2004              $1,069,526,653         $1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         42 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

CLASS N    YEAR ENDED SEPTEMBER 30,                   2005          2004          2003         2002         2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 13.65       $ 12.49       $ 10.48      $ 12.13      $ 13.67
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .17 2         .10           .20          .39          .24
Net realized and unrealized gain (loss)               1.38          1.12          2.01        (1.38)       (1.48)
                                                   ---------------------------------------------------------------
Total from investment operations                      1.55          1.22          2.21         (.99)       (1.24)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.12)         (.06)         (.17)        (.28)        (.30)
Tax return of capital distribution                      --            --          (.03)          --           --
Distributions from net realized gain                  (.70)           --            --         (.38)          --
                                                   ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.82)         (.06)         (.20)        (.66)        (.30)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 14.38       $ 13.65       $ 12.49      $ 10.48      $ 12.13
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   11.66%         9.77%        21.27%       (8.94)%      (9.30)%
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $11,803       $ 8,772       $ 3,349      $   798      $    95
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $10,278       $ 5,701       $ 1,604      $   454      $    12
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 1.24%         0.55%         1.24%        2.49%        5.81%
Total expenses                                        1.50%         1.58%         1.76%        1.48%        1.32%
Expenses after payments and waivers and
reduction to custodian expenses                       1.50%         1.57%         1.62%        1.48%        1.32%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 73% 5         61% 5        205%          31%          40%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2005              $2,097,453,846         $2,135,377,175
Year Ended September 30, 2004              $1,069,526,653         $1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         43 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign


                         44 | OPPENHEIMER BALANCED FUND
and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $155,457,045 of securities issued on a when-issued basis or forward commitment and sold $30,078,948 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $244,375, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign


                         45 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED             ACCUMULATED     OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                    LOSS    FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2,3,4          TAX PURPOSES
    ----------------------------------------------------------------------------
    $14,225,407        $38,133,390                $444,925          $130,662,367

1. The Fund had $44,552 of post-October foreign currency losses which were deferred.

2. The Fund had $400,373 of straddle losses which were deferred.


                         46 | OPPENHEIMER BALANCED FUND

3. During the fiscal year ended September 30, 2005, the Fund utilized $248,875 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2004, the Fund utilized $4,257,280 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                INCREASE TO              REDUCTION TO
                                ACCUMULATED           ACCUMULATED NET
       INCREASE TO           NET INVESTMENT             REALIZED GAIN
       PAID-IN CAPITAL               INCOME          ON INVESTMENTS 5
       --------------------------------------------------------------
       $3,848,071                $1,576,058                $5,424,129

5. $3,600,291, including $2,911,989 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                        YEAR ENDED         YEAR ENDED
                                    SEPT. 30, 2005     SEPT. 30, 2004
       --------------------------------------------------------------
       Distributions paid from:
       Ordinary income                $ 20,732,822        $ 5,041,781
       Long-term capital gain           29,933,860                 --
                                      -------------------------------
       Total                          $ 50,666,682        $ 5,041,781
                                      ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities           $ 924,122,414
       Federal tax cost of other investments     (123,047,206)
                                                --------------
       Total federal tax cost                   $ 801,075,208
                                                ==============

       Gross unrealized appreciation            $ 148,655,942
       Gross unrealized depreciation              (17,993,575)
                                                --------------
       Net unrealized appreciation              $ 130,662,367
                                                ==============


                         47 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2005, the Fund's projected benefit obligations were increased by $5,423 and payments of $9,637 were made to retired trustees, resulting in an accumulated liability of $124,605 as of September 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                         48 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2005     YEAR ENDED SEPTEMBER 30, 2004
                                      SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                               6,341,196     $ 89,407,865        6,122,137     $ 82,783,982
Dividends and/or
distributions reinvested           2,700,256       37,680,524          313,143        4,294,088
Redeemed                          (6,426,942)     (90,567,253)      (4,905,906)     (66,289,947)
                                  --------------------------------------------------------------
Net increase                       2,614,510     $ 36,521,136        1,529,374     $ 20,788,123
                                  ==============================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                               2,164,968     $ 29,908,987        2,864,209     $ 38,137,332
Dividends and/or
distributions reinvested             334,015        4,563,228            7,693          103,111
Redeemed                          (1,865,946)     (25,836,022)      (1,835,055)     (24,393,751)
                                  --------------------------------------------------------------
Net increase                         633,037     $  8,636,193        1,036,847     $ 13,846,692
                                  ==============================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,913,961     $ 26,621,005        2,004,496     $ 26,837,027
Dividends and/or
distributions reinvested             273,835        3,758,922            8,365          112,683
Redeemed                          (1,047,238)     (14,560,689)        (801,328)     (10,688,047)
                                  --------------------------------------------------------------
Net increase                       1,140,558     $ 15,819,238        1,211,533     $ 16,261,663
                                  ==============================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                                 295,550     $  4,136,828          553,663     $  7,419,779
Dividends and/or
distributions reinvested              39,150          541,581            2,182           29,726
Redeemed                            (156,565)      (2,194,415)        (181,488)      (2,463,492)
                                  --------------------------------------------------------------
Net increase                         178,135     $  2,483,994          374,357     $  4,986,013
                                  ==============================================================


                         49 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                        PURCHASES              SALES
--------------------------------------------------------------------
Investment securities              $1,289,673,154     $  476,962,320
U.S. government and government
agency obligations                     90,915,994        100,960,839
To Be Announced (TBA)
mortgage-related securities         2,097,453,846      2,135,377,175
--------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $1,190,778 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the


                         50 | OPPENHEIMER BALANCED FUND

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B, Class C and Class N shares were $2,799,628, $1,392,035 and $134,366, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A         CLASS B         CLASS C         CLASS N
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
September 30, 2005         $407,881          $2,396        $175,201         $21,759          $6,448
---------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2005, the Fund had no outstanding foreign currency contracts.


                         51 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates.

      The Fund may also buy or write put or call options on these futures contracts.The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                                             VALUATION AS OF         UNREALIZED
                                 EXPIRATION     NUMBER OF      SEPTEMBER 30,       APPRECIATION
CONTRACT DESCRIPTION                  DATES     CONTRACTS               2005     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    12/20/05           310        $35,465,938        $ (756,638)
                                                                                    -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.          12/30/05           428         88,121,188           593,961
U.S. Treasury Nts., 5 yr.          12/20/05           477         50,971,922           297,015
U.S. Treasury Nts., 10 yr.         12/20/05           175         19,236,328           209,961
                                                                                    -----------
                                                                                     1,100,937
                                                                                    -----------
                                                                                    $  344,299
                                                                                    ===========


                         52 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2005 was as follows:

                                             CALL OPTIONS
                                  -----------------------
                                  NUMBER OF     AMOUNT OF
                                  CONTRACTS      PREMIUMS
---------------------------------------------------------
Options outstanding as of
September 30, 2004                       --       $    --
Options written                         786        96,477
                                        -----------------
Options outstanding as of
September 30, 2005                      786       $96,477
                                        =================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at


                         53 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS  Continued

termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following total return swap agreements:

                                    PAID                      RECEIVED
                                  BY THE          RATE          BY THE          RATE
                                 FUND AT         AS OF         FUND AT         AS OF
SWAP              NOTIONAL     SEPT. 30,     SEPT. 30,       SEPT. 30,     SEPT. 30,   TERMINATION       UNREALIZED
COUNTERPARTY        AMOUNT          2005          2005            2005          2005          DATE     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
                               One-Month
                                   LIBOR                     Change of
                                   minus                  Total Return
                                   0.25%                     of Lehman
                                (+ or -)                      Brothers
                                    Rate                          CMBS
UBS AG          $5,260,000      Received      5.04893%           Index      (1.36)%*       12/1/05          $71,343

*Represents an additional amount paid by the Fund at September 30, 2005.

Index abbreviations are as follows:

CMBS     Commercial Mortgage Backed Securities

LIBOR    London-Interbank Offered Rate

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in


                         54 | OPPENHEIMER BALANCED FUND
the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $29,832,219. Collateral of $30,627,203 was received for the loans, of which $18,308,699 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
11. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         55 | OPPENHEIMER BALANCED FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BALANCED FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Balanced Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Balanced Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
November 16, 2005


                         56 | OPPENHEIMER BALANCED FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Distributions of $0.7044 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 15, 2004, of which $0.5057 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions should be multiplied by 24.33% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $7,030,691 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         57 | OPPENHEIMER BALANCED FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Balanced Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1
NOMINEE                                 FOR         WITHHELD               TOTAL
--------------------------------------------------------------------------------
Trustees
Matthew P. Fink              33,979,201.908      830,875.404      34,810,077.312
Robert G. Galli              33,923,883.620      886,193.692      34,810,077.312
Phillip A. Griffiths         33,965,113.692      844,963.620      34,810,077.312
Mary F. Miller               33,918,730.487      891,346.825      34,810,077.312
Joel W. Motley               33,983,140.394      826,936.918      34,810,077.312
John V. Murphy               33,974,052.504      836,024.808      34,810,077.312
Kenneth A. Randall           33,933,013.152      877,064.160      34,810,077.312
Russell S. Reynolds, Jr.     33,917,932.165      892,145.147      34,810,077.312
Joseph M. Wikler             33,977,331.355      832,745.957      34,810,077.312
Peter I. Wold                33,974,047.833      836,029.479      34,810,077.312
Clayton K. Yeutter           33,911,926.266      898,151.046      34,810,077.312

--------------------------------------------------------------------------------
PROPOSAL NO. 2 Proposal to change the policy on

             FOR                       AGAINST                 ABSTAIN     BROKER NON-VOTE                TOTAL
---------------------------------------------------------------------------------------------------------------
2A: Borrowing
     26,080,056.700             1,948,603.795           1,632,976.817       5,148,440.000       34,810,077.312
2B: Concentration of Investments
     26,945,373.657             1,181,587.490           1,534,676.165       5,148,440.000       34,810,077.312
2C: Diversification of Investments
     27,089,363.466             1,199,354.430           1,372,919.416       5,148,440.000       34,810,077.312
2E: Investing to Exercise Control
     26,964,242.155             1,453,553.525           1,243,841.632       5,148,440.000       34,810,077.312
2F: Investing in Issuers Whose Shares are Owned by the Funds' Trustee and Officers
     26,140,861.482             2,229,306.148           1,291,469.682       5,148,440.000       34,810,077.312
2H: Lending
     26,360,510.438             1,974,741.480           1,326,385.394       5,148,440.000       34,810,077.312
2I: Margin and Short Sales (purchasing)
     26,134,010.041             2,223,806.795           1,303,820.476       5,148,440.000       34,810,077.312
2J: Pledging, Mortgaging or Hypothecating of Assets
     26,322,013.614             1,921,495.969           1,418,127.729       5,148,440.000       34,810,077.312
2K: Real Estate and Commodities
     27,224,526.903             1,248,326.182           1,188,784.227       5,148,440.000       34,810,077.312
2L: Senior Securities
     27,269,261.163             1,113,715.060           1,278,661.089       5,148,440.000       34,810,077.312
2O: Investment Percentage Restrictions
     26,989,309.700             1,369,138.791           1,303,188.821       5,148,440.000       34,810,077.312


                         58 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         59 | OPPENHEIMER BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, NEW
TRUSTEES                           YORK, NY 10281-1008. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                   HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board              Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);          Holding Corp. (waste-to-energy company) (since 2002); Director of Weyer-haeuser
Trustee (since 1993)               Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 74                            Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-2001);
                                   Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)               (since 2005); Director of ICI Education Foundation (education foundation) (since
Age: 64                            October 1991); President of the Investment Company Institute (trade association)
                                   (1991-2004); Director of ICI Mutual Insurance Company (insurance company)
                                   (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1993)               OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,              Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)               2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The Andrew W.
Age: 67                            Mellon Foundation (since 2001); Member of the National Academy of Sciences (since
                                   1979); Member of the American Philosophical Society (since 1996); Council on
                                   Foreign Relations (since 2002); Director of the Institute for Advanced Study
                                   (1991-2004); Director of Bankers Trust New York Corporation (1994-1999). Oversees
                                   38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)               and Senior Vice President and General Auditor of American Express Company
Age: 63                            (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)               (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                            adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                   (privately-held financial adviser) (January 1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1983)               February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                            trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                   Mutual Casualty Company, American Motorists Insurance Company and American
                                   Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                   Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                         60 | OPPENHEIMER BALANCED FUND

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)               and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                            (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)               Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                            Member of the Investment Committee of the Associated Jewish Charities of
                                   Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December
                                   2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                            Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                   Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1996);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                            (since September 2004); Director of Zurich Financial Investment Advisory Board
                                   (affiliate of the Manager's parent company) (since October 2004); Board of
                                   Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990);
                                   Trustee of the Institute for Advanced Study (non-profit educational institute)
                                   (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC
                                   (private equity investment) (January 1999-September 2004); Trustee of Research
                                   Foundation of AIMR (2000-2002) (investment research, non-profit); Governor,
                                   Jerome Levy Economics Institute of Bard College (August 1990-September 2001)
                                   (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002)
                                   (executive search firm). Oversees 48 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                   TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                   DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                      (since September 2000) of the Manager; President and Director or Trustee of other
Principal Executive Officer        Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
(since 2001)                       ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
and Trustee                        Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
(since 2001)                       Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
Age: 56                            November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                   Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                   Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                   (since November 2001), HarbourView Asset


                         61 | OPPENHEIMER BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                    Management Corporation and OFI Private Investments, Inc. (since July 2001);
Continued                          President (since November 1, 2001) and Director (since July 2001) of Oppenheimer
                                   Real Asset Management, Inc.; Executive Vice President of Mass-achusetts Mutual
                                   Life Insurance Company (OAC's parent company) (since February 1997); Director of
                                   DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager
                                   (September 2000-June 2001); President and Trustee of MML Series Investment Fund
                                   and MassMutual Select Funds (open-end investment companies) (November
                                   1999-November 2001); Director of C.M. Life Insurance Company (September
                                   1999-August 2000); President, Chief Executive Officer and Director of MML Bay
                                   State Life Insurance Company (September 1999-August 2000); Director of Emerald
                                   Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle
                                   Bancorp) (June 1989-June 1998). Oversees 77 portfolios as a Director or Trustee and 10 additional portfolios as officer in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                        FERREIRA, LEAVY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                   FLOOR, NEW YORK, NY 10281-1008, AND FOR MESSRS. WIXTED AND VANDEHEY, 6803 S.
                                   TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR
                                   UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

EMMANUEL FERREIRA,                 Vice President of the Manager since January 2003. Formerly, Portfolio Manager at
Vice President (since 2003)        Lashire Investments (July 1999-December 2002). An officer of 5 portfolios in the
Age: 38                            OppenheimerFunds complex.

CHRISTOPHER LEAVY,                 Senior Vice President of the Manager since September 2000. Formerly a portfolio
Vice President (since 2003)        manager of Morgan Stanley Dean Witter Investment Management (1997 - September
Age: 34                            2000). An officer of 8 portfolios in the OppenheimerFunds complex.

ANGELO G. MANIOUDAKIS,             Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President (since 2003)        Management Corporation (since April, 2002 and of OFI Institutional Asset
Age: 38                            Management, Inc. (since June 2002). Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                                   Management (August 1993-April 2002). An officer of 14 portfolios in the
                                   OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer           Management Corporation and Shareholder Services, Inc. (since June 1983) Former
(since 2004)                       Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                            2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and                      of the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                 Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                       Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 46                            (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program estab lished by the Manager) (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial


                         62 | OPPENHEIMER BALANCED FUND

BRIAN W. WIXTED,                   Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
Continued                          Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                                   Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                                   officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)             2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                            December 2001); General Counsel of Centennial Asset Management Corporation (since
                                   December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                   Management Corporation (since December 2001); Secretary and General Counsel of
                                   OAC (since November 2001); Assistant Secretary (since September 1997) and
                                   Director (since November 2001) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                   Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                   Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                   Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                   of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                   Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                   November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                   2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                   (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                   Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                   1989-November 2001), and OppenheimerFunds International Ltd. (September
                                   1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         63 | OPPENHEIMER BALANCED FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

7ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $45,000 in fiscal 2005 and $43,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $44,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $50,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005